Not FDIC Insured May Lose Value No Bank Guarantee
TLTDF-Q1PH

Consolidated Statement of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Financial Statements 6

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited), March 31, 2021
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Air Freight & Logistics 1.3%
a
SF Holding Co. Ltd., A .................................. China 884,700 $ 10,995,947
Auto Components 0.7%
Minth Group Ltd. ...................................... China 1,422,000 5,957,355
Banks 4.1%
a
China Merchants Bank Co. Ltd., A ......................... China 1,840,646 14,406,200
China Merchants Bank Co. Ltd., H ......................... China 2,561,178 19,621,796
34,027,996
Beverages 3.4%
China Resources Beer Holdings Co. Ltd. .................... China 1,082,000 8,528,137
a
Kweichow Moutai Co. Ltd., A ............................. China 46,445 14,289,293
a
Luzhou Laojiao Co. Ltd., A ............................... China 169,956 5,874,280
28,691,710
Biotechnology 6.0%
b
BeiGene Ltd. ......................................... China 541,337 14,369,832
a
Hualan Biological Engineering, Inc., A ...................... China 677,388 4,124,102
b,c
I-Mab, ADR .......................................... China 146,622 7,106,768
b,d
InnoCare Pharma Ltd., 144A, Reg S ....................... China 2,028,400 4,768,032
b,d
Innovent Biologics, Inc., 144A, Reg S ...................... China 1,646,472 16,838,932
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 988,700 2,894,422
50,102,088
Capital Markets 1.3%
a
East Money Information Co. Ltd., A ........................ China 1,268,800 5,311,959
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 99,731 5,916,669
11,228,628
Chemicals 2.9%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 442,200 5,543,970
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 277,900 5,108,691
a
Shenzhen Capchem Technology Co. Ltd., A .................. China 1,197,510 14,052,856
24,705,517
Commercial Services & Supplies 1.9%
d
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 3,531,049 15,719,250
Construction Materials 3.4%
Anhui Conch Cement Co. Ltd., H .......................... China 1,615,000 10,546,376
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 2,261,200 17,679,096
28,225,472
Containers & Packaging 1.5%
a
Shenzhen YUTO Packaging Technology Co. Ltd., A ............ China 876,100 3,907,241
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,757,600 8,579,699
12,486,940
Diversified Consumer Services 1.9%
b,c
New Oriental Education & Technology Group, Inc., ADR ........ China 1,000,610 14,008,540
b
TAL Education Group, ADR .............................. China 31,728 1,708,553
15,717,093
Electrical Equipment 1.7%
a
Hongfa Technology Co. Ltd., A ............................ China 1,238,435 9,367,239

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Sunwoda Electronic Co. Ltd., A ........................... China 1,724,500 $ 5,152,577
14,519,816
Electronic Equipment, Instruments & Components 1.8%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,360,238 7,070,273
a
Shenzhen Kinwong Electronic Co. Ltd., A ................... China 840,364 3,381,501
a
WUS Printed Circuit Kunshan Co. Ltd., A .................... China 1,728,670 4,433,658
14,885,432
Entertainment 2.2%
b
Bilibili , Inc., ADR ...................................... China 37,010 3,962,290
NetEase , Inc. ........................................ China 698,761 14,368,670
18,330,960
Food & Staples Retailing 1.1%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 847,160 8,887,582
Food Products 1.8%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,276,300 7,836,874
a
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A .... China 971,300 7,197,224
15,034,098
Health Care Equipment & Supplies 1.1%
a
Autobio Diagnostics Co. Ltd., A ........................... China 161,000 2,705,685
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 112,601 6,898,078
9,603,763
Health Care Providers & Services 1.1%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 381,040 3,462,998
b,d
New Horizon Health Ltd., 144A, Reg S ..................... China 754,000 5,644,780
9,107,778
Hotels, Restaurants & Leisure 1.7%
a
Songcheng Performance Development Co. Ltd., A ............. China 1,420,600 4,659,435
Yum China Holdings, Inc. ............................... China 155,335 9,197,385
13,856,820
Household Durables 4.2%
a
Haier Smart Home Co. Ltd., A ............................ China 912,100 4,350,104
a
Midea Group Co. Ltd., A ................................ China 1,074,816 13,547,818
a
Oppein Home Group, Inc., A ............................. China 175,600 4,230,957
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,352,200 6,809,572
a
TCL Technology Group Corp., A .......................... China 4,284,200 6,144,729
35,083,180
Insurance 1.7%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 584,450 7,040,166
Ping An Insurance Group Co. of China Ltd., H ................ China 604,339 7,228,760
14,268,926
Interactive Media & Services 12.0%
b
Baidu, Inc., ADR ...................................... China 59,647 12,976,205
b,d
Kuaishou Technology, 144A, Reg S ........................ China 249,600 8,668,841
Tencent Holdings Ltd. .................................. China 984,559 78,575,752
100,220,798

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 17.6%
b
Alibaba Group Holding Ltd. .............................. China 2,439,545 $ 69,314,326
b,c
Baozun , Inc., ADR ..................................... China 330,644 12,610,762
b
JD.com, Inc., A ....................................... China 685,912 28,926,695
b,d
Meituan Dianping , B, 144A, Reg S ........................ China 740,841 28,910,910
b
Vipshop Holdings Ltd., ADR ............................. China 252,749 7,547,085
147,309,778
IT Services 1.7%
b,c
GDS Holdings Ltd., ADR ................................ China 175,417 14,224,565
Life Sciences Tools & Services 4.1%
d
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 507,700 10,025,772
b,d
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,914,519 24,143,688
34,169,460
Machinery 2.7%
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 160,000 2,193,558
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 822,000 10,781,703
Weichai Power Co. Ltd., H .............................. China 3,847,940 9,659,843
22,635,104
Metals & Mining 0.5%
China Molybdenum Co. Ltd., H ........................... China 7,200,000 4,395,882
Paper & Forest Products 0.6%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 3,273,735 4,812,968
Pharmaceuticals 1.3%
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 750,960 10,606,768
Real Estate Management & Development 1.4%
China Resources Land Ltd. .............................. China 1,373,453 6,694,011
b,d
KWG Living Group Holdings Ltd., Reg S .................... China 1,278,500 1,313,143
Shimao Group Holdings Ltd. ............................. China 1,284,400 4,055,655
b,d
Shimao Services Holdings Ltd., 144A, Reg S ................. China 35,088 77,540
12,140,349
Semiconductors & Semiconductor Equipment 3.5%
b
Daqo New Energy Corp., ADR ........................... China 102,100 7,708,550
a
LONGi Green Energy Technology Co. Ltd., A ................. China 486,400 6,587,924
a
Sino Wealth Electronic Ltd., A ............................ China 1,404,750 8,357,132
a
Will Semiconductor Co. Ltd. Shanghai, A .................... China 178,051 7,028,369
29,681,975
Software 0.7%
a
Hundsun Technologies, Inc., A ............................ China 425,627 5,489,710
Specialty Retail 2.2%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 400,200 18,783,307
Technology Hardware, Storage & Peripherals 0.3%
a
Inspur Electronic Information Industry Co. Ltd., A .............. China 633,900 2,662,245
Textiles, Apparel & Luxury Goods 2.7%
ANTA Sports Products Ltd. .............................. China 1,406,492 23,069,256
Transportation Infrastructure 0.5%
a
Shanghai International Airport Co. Ltd., A .................... China 517,800 4,590,679
Total Common Stocks (Cost $462,240,612) .....................................
826,229,195

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.1%
Containers & Packaging 0.1%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd. , 0.4% , 11/04/26 . China 2,574,000 CNY $ 502,807
Electrical Equipment 0.0%
†
a
Sunwoda Electronic Co. Ltd. , 0.4% , 7/14/26 ................. China 1,230,800 CNY 223,521
Electronic Equipment, Instruments & Components 0.0%
†
a
Luxshare Precision Industry Co. Ltd. , 0.1% , 11/03/26 ........... China 583,100 CNY 100,172
a
Shenzhen Kinwong Electronic Co. Ltd. , Zero Cpn ., 8/23/26 ...... China 1,756,000 CNY 308,288
408,460
Semiconductors & Semiconductor Equipment 0.0%
†
a
Will Semiconductor Co. Ltd. Shanghai , Zero Cpn ., 12/27/26 ..... China 501,000 CNY 109,059
Total Convertible Bonds (Cost $990,794) .......................................
1,243,847
Total Long Term Investments (Cost $463,231,406) ...............................
827,473,042
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 9,144,465 9,144,465
Total Money Market Funds (Cost $9,144,465) ...................................
9,144,465
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,506,700 1,506,700
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,506,700) ............................................................
1,506,700
Total Short Term Investments (Cost $10,651,165 ) ................................
10,651,165
a
Total Investments (Cost $473,882,571) 100.0% ..................................
$838,124,207
Other Assets, less Liabilities 0.0%
†
............................................
(32,489)
Net Assets 100.0% ...........................................................
$838,091,718
See Abbreviations on page 10 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
b
Non-income producing.
c
A portion or all of the security is on loan at March 31, 2021.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $116,110,888, representing 13.9% of net assets.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

1. Organization
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $3,981,124 $40,455,529 $(35,292,188) $— $— $9,144,465 9,144,465 $81
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

6. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China
A-shares consistent with the investment objective of the Templeton Dragon Fund. At March 31, 2021, the China Fund’s
investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2021, the net assets of the China Fund were $306,829,200, representing 36.6% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc. (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $10,814,327 $43,751,074 $(53,058,701) $ — $ — $1,506,700 1,506,700 $35
Total Affiliated Securities .... $14,795,451 $84,206,603 $(88,350,889) $— $— $10,651,165 $116
5. Investments in Affiliated Management Investment Companies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 10,995,947 $ — $ 10,995,947
Auto Components ...................... — 5,957,355 — 5,957,355
Banks ............................... — 34,027,996 — 34,027,996
Beverages ........................... — 28,691,710 — 28,691,710
Biotechnology ......................... 7,106,768 42,995,320 — 50,102,088
Capital Markets ........................ — 11,228,628 — 11,228,628
Chemicals ........................... — 24,705,517 — 24,705,517
Commercial Services & Supplies ........... — 15,719,250 — 15,719,250
Construction Materials .................. — 28,225,472 — 28,225,472
Containers & Packaging ................. — 12,486,940 — 12,486,940
Diversified Consumer Services ............ 15,717,093 — — 15,717,093
Electrical Equipment .................... — 14,519,816 — 14,519,816
Electronic Equipment, Instruments &
Components ........................ — 14,885,432 — 14,885,432
Entertainment ......................... 3,962,290 14,368,670 — 18,330,960
Food & Staples Retailing ................. — 8,887,582 — 8,887,582
Food Products ........................ — 15,034,098 — 15,034,098
Health Care Equipment & Supplies ......... — 9,603,763 — 9,603,763
Health Care Providers & Services .......... 5,644,780 3,462,998 — 9,107,778
Hotels, Restaurants & Leisure ............. 9,197,385 4,659,435 — 13,856,820
Household Durables .................... — 35,083,180 — 35,083,180
Insurance ............................ — 14,268,926 — 14,268,926
Interactive Media & Services .............. 21,645,046 78,575,752 — 100,220,798
Internet & Direct Marketing Retail .......... 20,157,847 127,151,931 — 147,309,778
IT Services ........................... 14,224,565 — — 14,224,565
Life Sciences Tools & Services ............ — 34,169,460 — 34,169,460
Machinery ............................ — 22,635,104 — 22,635,104
Metals & Mining ....................... — 4,395,882 — 4,395,882
Paper & Forest Products ................. — 4,812,968 — 4,812,968
Pharmaceuticals ....................... — 10,606,768 — 10,606,768
Real Estate Management & Development .... — 12,140,349 — 12,140,349
Semiconductors & Semiconductor Equipment . 7,708,550 21,973,425 — 29,681,975
Software ............................. — 5,489,710 — 5,489,710
Specialty Retail ........................ — 18,783,307 — 18,783,307
Technology Hardware, Storage & Peripherals . — 2,662,245 — 2,662,245
Textiles, Apparel & Luxury Goods .......... — 23,069,256 — 23,069,256
Transportation Infrastructure .............. — 4,590,679 — 4,590,679
Convertible Bonds ....................... 1,243,847 — — 1,243,847
Short Term Investments ................... 10,651,165 — — 10,651,165
Total Investments in Securities ........... $117,259,336 $720,864,871
a
$— $838,124,207
a
Includes foreign securities valued at $720,864,871, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.